Significant accounting policies - Provisions for expected credit losses (Details) kr in Millions	12 Months Ended
	Dec. 31, 2023 SEK (kr) item	Dec. 31, 2022 SEK (kr)	Dec. 31, 2021 SEK (kr)
Sensitivity analysis
Decrease in number of steps of deterioration for sensitivity analysis | item	1
Increase (decrease) in impairment of financial instruments if significant increase in credit risk had been one step of deterioration less	kr 19	kr 15
Increase in number of steps of deterioration for sensitivity analysis | item	1
Increase (decrease) in impairment of financial instruments if significant increase in credit risk had been one step of deterioration more	kr 1	0
Number of scenarios prepared for each PD curve | item	3
Weight of downturn scenario for sensitivity analysis	100.00%
Increase (decrease) in impairment of financial instruments if downturn scenario weighted 100 percent	kr 61	42
Weight of upturn scenario for sensitivity analysis	100.00%
Increase (decrease) in impairment of financial instruments if upturn scenario weighted 100 percent	kr (76)	(79)
Increase in future cash flows for sensitivity analysis	10.00%
Increase (decrease) in operating profit due to increase in future cash flows	kr 80	22
Increase (decrease) in equity due to increase in future cash flows	kr 62	18
Decrease in future cash flows for sensitivity analysis	10.00%
Increase (decrease) in operating profit due to decrease in future cash flows	kr (80)	(22)
Increase (decrease) in equity due to decrease in future cash flows	(62)	(18)
Gross carrying amount
Sensitivity analysis
Lending including off-balance	346,506	353,829	kr 297,529
Accumulated impairment
Sensitivity analysis
Lending including off-balance	kr (795)	kr (223)	kr (164)